LEASE OBLIGATIONS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liability associated with lease equipment	€ 519	€ 627
Finance lease obligations	€ 18	€ 7	€ 12
Fianance lease, weighted average remaining lease term	3 years 10 months 6 days	3 years 9 months
Fianance lease, weighted average discount rate	3.37%	3.67%
Operating lease, weighted average remaining lease term	3 years 1 month 13 days	2 years 4 months 6 days
Operating lease, weighted average discount rate	5.02%	4.98%
Total rent expenses under operating leases	€ 1,321	€ 1,017	€ 912
Vehicles and Other IT Equipment
Liability associated with lease equipment	€ 519